Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 175,748	$ 156,144	$ 771,665	$ 468,551